The Ohio National Life Insurance Company

Ohio National Variable Account A

ONcore Series of Variable Annuities

Supplement dated October 25, 2016

to the Prospectuses dated May 1, 2016

The following supplements and amends the prospectuses dated May 1, 2016, as previously supplemented:

The following replaces Appendix C.

Appendix C - - Asset Allocation Models

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of
Model
PIMCO Global Diversified Allocation Portfolio	17%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	13%
TOPS® Managed Risk Balanced ETF Portfolio	8%
TOPS® Managed Risk Moderate Growth ETF Portfolio	8%
Janus INTECH U.S. Low Volatility Portfolio	7%
AB VPS Global Risk Allocation-Moderate Portfolio	5%
AB VPS Dynamic Asset Allocation Portfolio	5%
Balanced Portfolio	5%
Fidelity® VIP Target Volatility Portfolio	5%
Franklin VolSmart Allocation VIP Fund	5%
Invesco V.I. Balanced-Risk Allocation Fund	5%
Lazard Retirement Global Dynamic Multi Asset Portfolio	5%
Risk Managed Balanced Portfolio	5%
TOPS® Managed Risk Growth ETF Portfolio	4%
Goldman Sachs Global Trends Allocation Fund	3%

Model    1:  Conservative

Portfolio	Percentage of
Model
Western Asset Core Plus VIT Portfolio	24%
PIMCO Total Return Portfolio	19%
PIMCO Real Return Portfolio	17%
PIMCO Low Duration Portfolio	9%
Balanced Portfolio	7%
High Income Bond Portfolio	7%
Strategic Value Portfolio	7%
S&P 500® Index Portfolio	6%
Lazard Retirement International Equity Portfolio	2%
Templeton Foreign Securities Fund	2%

Model    2:  Moderately Conservative

Portfolio	Percentage of
Model
Western Asset Core Plus VIT Portfolio	19%
PIMCO Total Return Portfolio	15%
PIMCO Real Return Portfolio	11%
Strategic Value Portfolio	8%
Balanced Portfolio	7%
Equity Portfolio	7%
PIMCO Low Duration Portfolio	6%
Lazard Retirement International Equity Portfolio	6%
High Income Bond Portfolio	6%
S&P 500® Index Portfolio	5%
Templeton Foreign Securities Fund	4%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%

Model    3:  Balanced

Portfolio	Percentage of
Model
PIMCO Total Return Portfolio	12%
Balanced Portfolio	9%
Lazard Retirement International Equity Portfolio	9%
PIMCO Real Return Portfolio	8%
Templeton Foreign Securities Fund	7%
Equity Portfolio	6%
Western Asset Core Plus VIT Portfolio	6%
Strategic Value Portfolio	6%
High Income Bond Portfolio	5%
PIMCO Low Duration Portfolio	5%
S&P 500® Index Portfolio	5%
ClearBridge Small Cap Portfolio	4%
Goldman Sachs Large Cap Value Fund	4%
Capital Appreciation Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Bristol Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%

Model    4:  Moderate Growth

Portfolio	Percentage of
Model
Western Asset Core Plus VIT Portfolio	12%
Lazard Retirement International Equity Portfolio	11%
Templeton Foreign Securities Fund	10%
Balanced Portfolio	8%
Equity Portfolio	8%
Strategic Value Portfolio	8%
S&P 500® Index Portfolio	7%
Goldman Sachs Large Cap Value Fund	5%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Small Cap Growth Portfolio	4%
Bristol Growth Portfolio	3%
Bristol Portfolio	3%
ClearBridge Small Cap Portfolio	3%
High Income Bond Portfolio	3%
PIMCO Real Return Portfolio	3%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model    5:  Growth

Portfolio	Percentage of
Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign Securities Fund	12%
Strategic Value Portfolio	9%
Equity Portfolio	8%
Balanced Portfolio	7%
S&P 500® Index Portfolio	7%
ClearBridge Small Cap Portfolio	5%
Goldman Sachs Large Cap Value Fund	5%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Small Cap Growth Portfolio	5%
Bristol Portfolio	4%
Capital Appreciation Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Bristol Growth Portfolio	3%
High Income Bond Portfolio	3%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO Real Return Portfolio	2%